SHARE-BASED COMPENSATION EXPENSES (Details)	12 Months Ended
Jun. 30, 2014
Grant Date After Two Years [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Options Vested And Expected To Vest Outstanding Number	283,200
Grant Date After Three Years [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Options Vested And Expected To Vest Outstanding Number	283,200
Grant Date After Four Years [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Options Vested And Expected To Vest Outstanding Number	849,600
Performance Shares Eps Threshold Limit Over Fifteen Percentage But Below Twenty Percentage [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Options Vested And Expected To Vest Outstanding Number	944,000
Performance Shares Eps Threshold Limit Over Fifteen Percentage But Below Twenty Percentage [Member] | Grant Date After Two Years [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance share options vested	283,200
Performance Shares Eps Threshold Limit Over Fifteen Percentage But Below Twenty Percentage [Member] | Grant Date After Three Years [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance share options vested	283,200
Performance Shares Eps Threshold Limit Over Fifteen Percentage But Below Twenty Percentage [Member] | Grant Date After Four Years [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance share options vested	377,600
Performance Shares Eps Threshold Limit Equal Or Over Twenty Percentage But Below Twenty Five Percentage [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Options Vested And Expected To Vest Outstanding Number	236,000
Performance Shares Eps Threshold Limit Equal Or Over Twenty Percentage But Below Twenty Five Percentage [Member] | Grant Date After Two Years [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance share options vested	0
Performance Shares Eps Threshold Limit Equal Or Over Twenty Percentage But Below Twenty Five Percentage [Member] | Grant Date After Three Years [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance share options vested	0
Performance Shares Eps Threshold Limit Equal Or Over Twenty Percentage But Below Twenty Five Percentage [Member] | Grant Date After Four Years [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance share options vested	236,000
Performance Shares Eps Threshold Limit Twenty Five Percentage Or Above [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Options Vested And Expected To Vest Outstanding Number	236,000
Performance Shares Eps Threshold Limit Twenty Five Percentage Or Above [Member] | Grant Date After Two Years [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance share options vested	0
Performance Shares Eps Threshold Limit Twenty Five Percentage Or Above [Member] | Grant Date After Three Years [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance share options vested	0
Performance Shares Eps Threshold Limit Twenty Five Percentage Or Above [Member] | Grant Date After Four Years [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance share options vested	236,000